Condensed Consolidated Statements of Changes in Partners' Capital (Parentheticals) (Unaudited)	6 Months Ended
Jun. 30, 2019 $ / shares
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Distribution Made To Limited Partner Distributions Paid Per Unit	$ 0.30